SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	$ 966,148	$ 466,934
Additions	410,387	588,320
Disposals	(91,830)	(89,106)
Property, plant and equipment, cost, ending balance	1,284,705	966,148
Accumulated depreciation Property, plant and equipment, beginning balance	561,457	169,891
Charge for the period	99,911	469,917
Disposals	(61,149)	(78,351)
Accumulated depreciation Property, plant and equipment, ending balance	600,219	561,457
Property, plant and equipment, net	684,486	404,691
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	95,662	54,110
Additions	42,009	60,240
Disposals	(8,658)	(18,688)
Property, plant and equipment, cost, ending balance	129,013	95,662
Accumulated depreciation Property, plant and equipment, beginning balance	41,998	25,291
Charge for the period	15,438	32,627
Disposals	(3,150)	(15,920)
Accumulated depreciation Property, plant and equipment, ending balance	54,286	41,998
Property, plant and equipment, net	74,727	53,664
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	834,453	342,472
Additions	271,861	528,080
Disposals	(83,172)	(36,099)
Property, plant and equipment, cost, ending balance	1,023,142	834,453
Accumulated depreciation Property, plant and equipment, beginning balance	502,790	102,277
Charge for the period	75,691	433,855
Disposals	(57,999)	(33,342)
Accumulated depreciation Property, plant and equipment, ending balance	520,482	502,790
Property, plant and equipment, net	502,660	331,663
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance		4,352
Additions	75,241
Disposals		(4,352)
Property, plant and equipment, cost, ending balance	75,241
Accumulated depreciation Property, plant and equipment, beginning balance		4,352
Charge for the period	2,367
Disposals		(4,352)
Accumulated depreciation Property, plant and equipment, ending balance	2,367
Property, plant and equipment, net	72,874
Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance		29,967
Additions
Disposals		(29,967)
Property, plant and equipment, cost, ending balance
Accumulated depreciation Property, plant and equipment, beginning balance		24,737
Charge for the period
Disposals		(24,737)
Accumulated depreciation Property, plant and equipment, ending balance
Property, plant and equipment, net
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	36,033	36,033
Additions	21,276
Disposals
Property, plant and equipment, cost, ending balance	57,309	36,033
Accumulated depreciation Property, plant and equipment, beginning balance	16,669	13,234
Charge for the period	6,415	3,435
Disposals
Accumulated depreciation Property, plant and equipment, ending balance	23,084	16,669
Property, plant and equipment, net	$ 34,225	$ 19,364